ATA INC. ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed financial information
Cash and cash equivalents	$ 27,719,634	¥ 190,586,342	¥ 53,478,494
Prepaid expenses and other current assets	1,139,712	7,836,092	3,270,988
Loan receivable	2,113,691	14,532,685
Total assets	48,743,913	335,138,771	568,441,507
Accrued expenses and other current liabilities	2,634,272	18,111,939	28,018,521
Total liabilities	2,871,924	19,745,915	167,064,497
Common shares	514,126	3,534,871	3,534,871
Treasury shares	(4,034,190)	(27,737,073)	(27,737,073)
Additional paid in capital	59,660,532	410,195,990	389,897,690
Accumulated other comprehensive loss	(5,568,812)	(38,288,364)	(26,850,955)
Retained earnings (accumulated deficits)	(10,455,760)	(71,888,585)	25,884,905
Total shareholders' equity	40,115,896	275,816,839	364,729,438
Total liabilities and shareholders' equity	48,743,913	335,138,771	568,441,507
ATA INC.
Condensed financial information
Cash and cash equivalents	2,239,311	15,396,381	1,807,629
Prepaid expenses and other current assets	451	3,104	2,955
Loan receivable	2,113,691	14,532,685
Investments in subsidiaries	36,051,277	247,870,563	374,906,204
Total assets	40,404,730	277,802,733	376,716,788
Accrued expenses and other current liabilities	288,836	1,985,894	11,987,350
Total liabilities	288,836	1,985,894	11,987,350
Common shares	514,126	3,534,871	3,534,871
Treasury shares	(4,034,190)	(27,737,073)	(27,737,073)
Additional paid in capital	59,660,532	410,195,990	389,897,690
Accumulated other comprehensive loss	(5,568,813)	(38,288,364)	(26,850,955)
Retained earnings (accumulated deficits)	(10,455,761)	(71,888,585)	25,884,905
Total shareholders' equity	40,115,894	275,816,839	364,729,438
Total liabilities and shareholders' equity	$ 40,404,730	¥ 277,802,733	¥ 376,716,788